Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 30, 2024	Apr. 01, 2023	Apr. 02, 2022	Apr. 03, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
As required by SEC rules, we are providing the following disclosure regarding executive “compensation actually paid” and certain Company performance measures for the fiscal years listed below. As indicated below, calculation of the “compensation actually paid” differs significantly from the calculation of total compensation as presented in the Summary Compensation Table. Please refer to the Compensation Discussion and Analysis and related tables and narrative disclosures for more information regarding the Company’s executive compensation philosophy and programs and the Compensation Committee’s decision-making process related to executive compensation matters.
Pay vs Performance Table

Year	Summary Compensation Table Total for PEO 1	Compensation Actually Paid to PEO 1,2	Average Summary Compensation Table Total for Non-PEO NEOs 1	Average Compensation Actually Paid to Non-PEO NEOs 1,3	Value of Initial Fixed $100 Investment Based On:		Net Income ($ millions) 6	Non-GAAP Operating Income (CSM) ($ millions) 7
					TSR 4	Peer Group TSR 5

2024	$12,816,409	$16,793,614	$3,357,342	$4,150,475	$142.31	$463.10	$(70.3)	$713.5

2023	$11,693,756	$8,982,429	$2,399,493	$1,075,592	$125.88	$218.29	$103.2	$753.7

2022	$10,072,684	$4,215,605	$3,484,705	$2,286,139	$150.59	$225.03	$1,033.3	$1,551.7

2021	$9,778,617	$28,827,381	$3,049,183	$8,704,621	$239.06	$176.49	$733.6	$1,289.9

(1)
The principal executive officer (“PEO”) in each covered year is Mr. Bruggeworth. The Non-PEO NEOs for whom the average compensation is presented in this table are for fiscal 2024, Messrs. Brown, Chesley, Creviston and Fego; for fiscal 2023, Messrs. Brown, Chesley, Creviston, Fego, and Murphy; for fiscal 2022, Messrs. Chesley, Creviston, Fego and Murphy; and for fiscal 2021, Messrs. Creviston, Fego, Murphy and James L. Klein. Mr. Murphy resigned as the Company’s CFO effective April 18, 2022, received total compensation of $83,974 in fiscal year 2023 and forfeited all unvested equity awards.

(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Bruggeworth, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Bruggeworth during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Bruggeworth’s total compensation for each year to determine the compensation actually paid:

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards and Option Awards (a)	Inclusion of Equity Values (b)	Compensation Actually Paid to PEO

2024	$12,816,409	$(10,500,004)	$14,477,209	$16,793,614

2023	$11,693,756	$(9,999,943)	$7,288,616	$8,982,429

2022	$10,072,684	$(7,649,886)	$1,792,807	$4,215,605

2021	$9,778,617	$(6,758,964)	$25,807,728	$28,827,381

(a)
The amounts in this column represent the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The Company did not award options during the fiscal years referenced in the table.

(b)	Equity values shown in this column are calculated in accordance with ASC Topic 718. The amounts included or excluded in this column represent the aggregate of the following components, as applicable:

Year	Fair Value as of the End of the Fiscal Year of Unvested Equity Awards Granted in that Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Less: Fair Value at the End of the Prior Year of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions in the Year	Total Equity Values

2024	$12,450,902	$1,758,161	–	$268,146	–	$14,477,209

2023	$9,761,690	$(1,246,720)	–	$(1,226,354)	–	$7,288,616

2022	$5,162,875	$(4,205,022)	–	$835,112	–	$1,792,807

2021	$11,728,513	$10,715,601	–	$3,363,614	–	$25,807,728

(3)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Bruggeworth), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Bruggeworth) during the applicable year. Mr. Murphy resigned as the Company’s CFO effective April 18, 2022, received total compensation of $83,974 in fiscal year 2023 and forfeited all unvested equity awards. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Bruggeworth) for each year to determine the average compensation actually paid:

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Exclusion of Average Stock Awards and Option Awards (a)	Inclusion of Average Equity Values (b)	Average Compensation Actually Paid to Non-PEO NEOs

2024	$3,357,342	$(2,325,021)	$3,118,154	$4,150,475

2023	$2,399,493	$(2,212,489)	$ 446,090	$1,075,592

2022	$3,484,705	$(2,650,094)	$1,451,528	$2,286,139

2021	$3,049,183	$(1,802,377)	$7,457,815	$8,704,621

(a)
The amounts in this column represent the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The Company did not award options during the fiscal years referenced in the table.

(b)	Equity values shown in this column are calculated in accordance with ASC Topic 718. The amounts included or excluded in this column represent the aggregate of the following components, as applicable:

Year	Average Fair Value as of the End of the Fiscal Year of Unvested Equity Awards Granted in that Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Less: Average Fair Value at the End of the Prior Year of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions in the Year	Total Average Equity Values

2024	$2,757,011	$ 345,694	–	$ 15,449	–	$3,118,154

2023	$2,194,674	$ (263,379)	–	$(241,915)	$1,243,290	$446,090

2022	$1,890,240	$ (836,810)	–	$ 398,098	–	$1,451,528

2021	$3,127,584	$3,342,695	–	$ 987,536	–	$7,457,815
(4)
Total Shareholder Return, or TSR, is calculated by dividing the difference between the Company’s share price at the end of the measurement period by the Company’s share price at the beginning of the measurement period, assuming that $100 was invested beginning March 28, 2020.

(5)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated, assuming that $100 was invested beginning March 28, 2020. The peer group used for this purpose is the S&P 500 Semiconductors Index.

(6)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited consolidated and combined financial statements for the applicable year.

(7)
Non-GAAP operating income, the Company-Selected Measure (or CSM), was calculated excluding stock-based compensation expense, amortization of intangible assets, acquisition and integration related costs, gain or loss on disposal of business and assets, goodwill impairments, start-up costs, restructuring related charges, net adjustments associated with a long-term capacity reservation agreement and certain other expenses or income. The calculation of non-GAAP operating income may also exclude revenue or operating income from acquisitions made during the period that were not part of Qorvo at the time the metrics were established.

Company Selected Measure Name	Non-GAAP operating income
Named Executive Officers, Footnote
(1)
The principal executive officer (“PEO”) in each covered year is Mr. Bruggeworth. The Non-PEO NEOs for whom the average compensation is presented in this table are for fiscal 2024, Messrs. Brown, Chesley, Creviston and Fego; for fiscal 2023, Messrs. Brown, Chesley, Creviston, Fego, and Murphy; for fiscal 2022, Messrs. Chesley, Creviston, Fego and Murphy; and for fiscal 2021, Messrs. Creviston, Fego, Murphy and James L. Klein. Mr. Murphy resigned as the Company’s CFO effective April 18, 2022, received total compensation of $83,974 in fiscal year 2023 and forfeited all unvested equity awards.

Peer Group Issuers, Footnote
(5)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated, assuming that $100 was invested beginning March 28, 2020. The peer group used for this purpose is the S&P 500 Semiconductors Index.

PEO Total Compensation Amount	$ 12,816,409	$ 11,693,756	$ 10,072,684	$ 9,778,617
PEO Actually Paid Compensation Amount	$ 16,793,614	8,982,429	4,215,605	28,827,381
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Bruggeworth, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Bruggeworth during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Bruggeworth’s total compensation for each year to determine the compensation actually paid:

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards and Option Awards (a)	Inclusion of Equity Values (b)	Compensation Actually Paid to PEO

2024	$12,816,409	$(10,500,004)	$14,477,209	$16,793,614

2023	$11,693,756	$(9,999,943)	$7,288,616	$8,982,429

2022	$10,072,684	$(7,649,886)	$1,792,807	$4,215,605

2021	$9,778,617	$(6,758,964)	$25,807,728	$28,827,381

(a)
The amounts in this column represent the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The Company did not award options during the fiscal years referenced in the table.

(b)	Equity values shown in this column are calculated in accordance with ASC Topic 718. The amounts included or excluded in this column represent the aggregate of the following components, as applicable:

Year	Fair Value as of the End of the Fiscal Year of Unvested Equity Awards Granted in that Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Less: Fair Value at the End of the Prior Year of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions in the Year	Total Equity Values

2024	$12,450,902	$1,758,161	–	$268,146	–	$14,477,209

2023	$9,761,690	$(1,246,720)	–	$(1,226,354)	–	$7,288,616

2022	$5,162,875	$(4,205,022)	–	$835,112	–	$1,792,807

2021	$11,728,513	$10,715,601	–	$3,363,614	–	$25,807,728

Non-PEO NEO Average Total Compensation Amount	$ 3,357,342	2,399,493	3,484,705	3,049,183
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,150,475	1,075,592	2,286,139	8,704,621
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Bruggeworth), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Bruggeworth) during the applicable year. Mr. Murphy resigned as the Company’s CFO effective April 18, 2022, received total compensation of $83,974 in fiscal year 2023 and forfeited all unvested equity awards. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Bruggeworth) for each year to determine the average compensation actually paid:

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Exclusion of Average Stock Awards and Option Awards (a)	Inclusion of Average Equity Values (b)	Average Compensation Actually Paid to Non-PEO NEOs

2024	$3,357,342	$(2,325,021)	$3,118,154	$4,150,475

2023	$2,399,493	$(2,212,489)	$ 446,090	$1,075,592

2022	$3,484,705	$(2,650,094)	$1,451,528	$2,286,139

2021	$3,049,183	$(1,802,377)	$7,457,815	$8,704,621

(a)
The amounts in this column represent the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The Company did not award options during the fiscal years referenced in the table.

(b)	Equity values shown in this column are calculated in accordance with ASC Topic 718. The amounts included or excluded in this column represent the aggregate of the following components, as applicable:

Year	Average Fair Value as of the End of the Fiscal Year of Unvested Equity Awards Granted in that Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Less: Average Fair Value at the End of the Prior Year of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions in the Year	Total Average Equity Values

2024	$2,757,011	$ 345,694	–	$ 15,449	–	$3,118,154

2023	$2,194,674	$ (263,379)	–	$(241,915)	$1,243,290	$446,090

2022	$1,890,240	$ (836,810)	–	$ 398,098	–	$1,451,528

2021	$3,127,584	$3,342,695	–	$ 987,536	–	$7,457,815

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
In accordance with SEC rules, the two “most important” financial performance measures identified by the Company to link “compensation actually paid” to the Company’s NEOs for the most recently completed fiscal year, to the Company’s performance are:

●	Revenue

●	Non-GAAP Operating Income

Total Shareholder Return Amount	$ 142.31	125.88	150.59	239.06
Peer Group Total Shareholder Return Amount	463.1	218.29	225.03	176.49
Net Income (Loss)	$ (70,300,000)	$ 103,200,000	$ 1,033,300,000	$ 733,600,000
Company Selected Measure Amount	713,500,000	753,700,000	1,551,700,000	1,289,900,000
PEO Name	Mr. Bruggeworth
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Non-GAAP Measure Description
(7)
Non-GAAP operating income, the Company-Selected Measure (or CSM), was calculated excluding stock-based compensation expense, amortization of intangible assets, acquisition and integration related costs, gain or loss on disposal of business and assets, goodwill impairments, start-up costs, restructuring related charges, net adjustments associated with a long-term capacity reservation agreement and certain other expenses or income. The calculation of non-GAAP operating income may also exclude revenue or operating income from acquisitions made during the period that were not part of Qorvo at the time the metrics were established.

PEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,500,004)	$ (9,999,943)	$ (7,649,886)	$ (6,758,964)
PEO | Inclusion of Equity Values( [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,477,209	7,288,616	1,792,807	25,807,728
PEO | Fair Value as of the End of the Fiscal Year of Unvested Equity Awards Granted in that Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,450,902	9,761,690	5,162,875	11,728,513
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,758,161	(1,246,720)	(4,205,022)	10,715,601
PEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	268,146	(1,226,354)	835,112	3,363,614
Non-PEO NEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,325,021)	(2,212,489)	(2,650,094)	(1,802,377)
Non-PEO NEO | Inclusion of Equity Values( [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,118,154	446,090	1,451,528	7,457,815
Non-PEO NEO | Fair Value as of the End of the Fiscal Year of Unvested Equity Awards Granted in that Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,757,011	2,194,674	1,890,240	3,127,584
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	345,694	(263,379)	(836,810)	3,342,695
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 15,449	(241,915)	$ 398,098	$ 987,536
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 1,243,290